Post-employment benefits - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Expected post-employment benefit expense (credit)	€ 1.0	€ 1.3	€ 1.5
Contributions by employer	0.6	0.7	0.7
Sweden | Multi-employer defined benefit plans
Disclosure of defined benefit plans [line items]
Other non-current liabilities	€ 2.6	€ 2.5	€ 2.0